Leases - Summary of Future Payments On Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 17,685
2026	18,110
2027	13,214
2028	12,500
2029	10,812
Thereafter	19,292
Total lease payments	91,613
Less: imputed interest	(14,121)
Total	$ 77,492